Shareholders' Equity (Details) - USD ($)			12 Months Ended
		Apr. 04, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 25, 2023	Dec. 18, 2020
Shareholders' Equity (Details) [Line Items]
Fair value of warrants			$ 368,454
Market value of underlying, per share (in Dollars per share)			$ 4.05
Risk free rate percentage			4.50%
Exercise price of warrants (in Dollars per share)			$ 4.46
Volatility rate			183.50%
Expected future dividends
Capital contribution			$ 600,000		$ 3,400,000
Equity method investment, realized gain (loss) on disposal				$ 300,000
After tax net income percentage			10.00%
Entity registered capital			50.00%
Statutory reserve			$ 4,900,000	4,000,000
After tax profit			10.00%
Registered capital			50.00%
Paid-in-capital			$ 87,100,000
Restricted statutory reserve				79,600,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Aggregate gross proceeds		$ 9,600,000
Net proceeds		$ 8,500,000
Additional Paid in Capital [Member]
Shareholders' Equity (Details) [Line Items]
Equity method investment, realized gain (loss) on disposal				$ 2,500,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)			50,000
Common stock, par or stated value per share (in Dollars per share)			$ 1
Class A Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)	[1]		400,000,000	400,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)	[1]		40,617,513	38,120,000
Common stock, shares outstanding (in Shares)	[1]		40,617,513	38,120,000
Class A Ordinary Share [Member] | IPO [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, par or stated value per share (in Dollars per share)		$ 4
Common stock, shares issued (in Shares)		2,400,000
Class B Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)	[1]		100,000,000	100,000,000
Common stock, par or stated value per share (in Dollars per share)	[1]		$ 0.0001	$ 0.0001
Common stock, shares issued (in Shares)	[1]		41,880,000	41,880,000
Common stock, shares outstanding (in Shares)	[1]		41,880,000	41,880,000
Cayman Islands [Member] | Class A Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)							400,000,000
Cayman Islands [Member] | Class B Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)							100,000,000
Common stock, par or stated value per share (in Dollars per share)							$ 0.0001
Underwriter’s Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)						97,513
Aggregate shares (in Shares)			144,000
Underwriter’s Warrants [Member] | Class A Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)			40,617,513
Price per share (in Dollars per share)			$ 4.46
Common stock, shares outstanding (in Shares)			40,617,513
Underwriter’s Warrants [Member] | Class B Ordinary Share [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued (in Shares)			41,880,000
Common stock, shares outstanding (in Shares)			41,880,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.